BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reverse Stock Split (Details) - shares	Jun. 30, 2026	Mar. 26, 2026	Mar. 25, 2026	Dec. 31, 2025	Dec. 31, 2024	Jul. 12, 2024	Jul. 11, 2024
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Common stock, shares issued (in shares)	5,656,163	5,332,200	170,368,082	4,789,230	909,165
Common stock, stock outstanding (in shares)	5,656,163	5,332,200	170,368,082	4,789,230	909,165	660,128	121,837